Concentration of Risks	12 Months Ended
Dec. 31, 2022
Concentration of Risks
Concentration of risks

3.Concentration of Risks

(a)Business, customer, political, social and economic risks

The Company participates in a dynamic and competitive industry and believes that changes in any of the following areas could have a material adverse effect on the Company’s future financial position, results of operations or cash flows: changes in the overall demand for services; competitive pressures due to new entrants; advances and new trends in new technologies and industry standards; changes in certain strategic relationships; regulatory considerations and risk associated with the Company’s ability to attract employees or workforce necessary to support its growth. The Company’s operations could also be adversely affected by significant political, regulatory, economic and social uncertainties in the PRC.

The top three customers accounted for 39%, 34% and 23%of total revenues during the year ended December 31, 2020,and 36%, 35% and 21% of total revenues during the year ended December 31, 2021, and 39%, 31%, and 23% of total revenues during the year ended December 31, 2022. Three and four suppliers accounted for more than 10% each of cost of revenues during the years ended December 31, 2020 and 2021, respectively, and three suppliers accounted for more than 10% of cost of revenue for the year ended December 31, 2022.

(b)Interest rate risk

The Company is exposed to interest rate risk related to its short-term loan. The interest rate of a short-term loan was mainly based on the one year People’s Bank of China (“PBOC”) benchmark interest rates and a pre-determined margin. A hypothetical 1% increase or decrease in annual interest rates would increase or decrease interest expense by approximately RMB 650 (US$90) per year based on the outstanding short-term loan balance at December 31, 2022.

(c)Foreign currency exchange rate risk

From July 21, 2005, the RMB is permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. For RMB against U.S. dollar, there was depreciation of approximately 6.5%, depreciation of approximately 2.3% and appreciation of approximately 8.2% during the years ended December 31, 2020, 2021 and 2022, respectively. It is difficult to predict how market forces or PRC or U.S. government policy may impact the exchange rate between the RMB and the U.S. dollar in the future. To the extent that the Company needs to convert U.S. dollar into RMB for capital expenditures and working capital and other business purposes, appreciation of RMB against U.S. dollar would have an adverse effect on the RMB amount the Company would receive from the conversion. Conversely, if the Company decides to convert RMB into U.S. dollar for the purpose of making payments for dividends on ordinary shares, strategic acquisitions or investments or other business purposes, appreciation of U.S. dollar against RMB would have a negative effect on the U.S. dollar amount available to the Company. In addition, a significant depreciation of the RMB against the U.S. dollar may significantly reduce the U.S. dollar equivalent of the Company’s earnings or losses.

3.Concentration of Risks (continued)

(d)Currency convertibility risk

The Company transacts all of its business in RMB, which is not freely convertible into foreign currencies. On January 1, 1994, the PRC government abolished the dual rate system and introduced a single rate of exchange as quoted daily by the PBOC. However, the unification of the exchange rates does not imply that the RMB may be readily convertible into US$ or other foreign currencies. All foreign exchange transactions continue to take place either through the PBOC or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the PBOC. Approval of foreign currency payments by the PBOC or other institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts. Additionally, the value of the RMB is subject to changes in central government policies and international economic and political developments affecting supply and demand in the PRC foreign exchange trading system market.

(e)Concentration of credit risk

Financial assets that potentially expose the Company to significant concentration of credit risk consist primarily of cash, accounts receivable, short-term investments and deposits. All of the Company’s cash and short-term investments were held at reputable financial institutions with high-credit ratings. In the event of bankruptcy of one of these financial institutions, the Company may not be able to claim its cash and demand deposits back in full. The Company continues to monitor the financial strength of the financial institutions. There has been no recent history of default in relation to these financial institutions. Accounts receivable and deposits, unsecured and denominated in RMB, derived from or held by industry customers are exposed to credit risk. The Company manages credit risk of accounts receivable through ongoing monitoring of the outstanding balances.